Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0001832928
Registrant Name	Cresco Labs Inc.
Form Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A